CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated (deficit) earnings Cumulative effect period of adoption CNY (¥)	Accumulated (deficit) earnings CNY (¥)	Accumulated (deficit) earnings USD ($)	Equity (deficit) attributable to The9 Limited Cumulative effect period of adoption CNY (¥)	Equity (deficit) attributable to The9 Limited CNY (¥)	Equity (deficit) attributable to The9 Limited USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)	Cumulative effect period of adoption CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2021	¥ 46,178		¥ 4,139,123		¥ 7,327		¥ (12,694)			¥ (3,403,462)			¥ 776,472		¥ (13,015)			¥ 763,457
Balance (in shares) at Dec. 31, 2021 | shares	691,389	691,389
Net loss										(974,859)			(974,859)		(4,633)			(979,492)
Currency translation adjustments							166						166					166
Currency translation adjustments																		166
Consolidated subsidiary															123			123
Share-based compensation			202,346										202,346					202,346
Issuance of ordinary shares	¥ 193		3,218										3,411					3,411
Issuance of ordinary shares (in shares) | shares	3,932	3,932
Cancellation of ordinary shares	¥ (961)		(18,556)										(19,517)					(19,517)
Cancellation of ordinary shares (in shares) | shares	(14,854)	(14,854)
Conversion of convertible debt into ordinary shares	¥ 12,193		45,097										57,290					57,290
Conversion of convertible debt into ordinary shares (in shares) | shares	180,578	180,578
Balance at Dec. 31, 2022	¥ 57,603		4,371,228		7,327		(12,528)			(4,378,321)			45,309		(17,771)			27,538
Balance (in shares) at Dec. 31, 2022 | shares	861,045	861,045
Net loss										20,003			20,003		(7,427)			12,576
Currency translation adjustments							786						786					786
Currency translation adjustments																		785
Consolidated subsidiary															262			262
Share-based compensation	¥ 15,698		55,062										70,760					70,760
Share-based compensation (in shares) | shares	218,250	218,250
Issuance of convertible debt	¥ 10,765		32,297										43,062					43,062
Issuance of convertible debt (in shares) | shares	150,000	150,000
Conversion of convertible debt into ordinary shares	¥ 12,253		12,569										24,822					24,822
Conversion of convertible debt into ordinary shares (in shares) | shares	175,931	175,931
Accounting Standards Update [Extensible Enumeration]																	us-gaap:AccountingStandardsUpdate202308Member
Balance at Dec. 31, 2023	¥ 96,319		4,471,156		7,327		(11,742)		¥ 1,532	(4,356,786)		¥ 1,532	206,274		(24,936)		¥ 1,532	181,338
Balance (in shares) at Dec. 31, 2023 | shares	1,405,226	1,405,226
Net loss										(73,424)			(73,424)		(218)			(73,642)
Currency translation adjustments							(148)						(148)					(148)
Currency translation adjustments																		(148)	$ (20)
Consolidated subsidiary															1,099			1,099
Deconsolidated subsidiary															10,278			10,278
Establishment of Joint Venture	¥ 48,685		(48,685)
Establishment of Joint Venture (in shares) | shares	678,683	678,683
Share-based compensation	¥ 18,394		44,063										62,457					62,457
Share-based compensation (in shares) | shares	257,970	257,970
Issuance of ordinary shares to exchange for investment	¥ 90,659		34,670										125,329					125,329
Issuance of ordinary shares to exchange for investment (in shares) | shares	1,272,085	1,272,085
Conversion of convertible debt into ordinary shares	¥ 8,914		9,247										18,161					18,161
Conversion of convertible debt into ordinary shares (in shares) | shares	125,111	125,111
Balance at Dec. 31, 2024	¥ 262,971	$ 36,027	¥ 4,510,451	$ 617,929	¥ 7,327	$ 1,004	¥ (11,890)	$ (1,629)		¥ (4,430,210)	$ (606,936)		¥ 338,649	$ 46,395	¥ (13,777)	$ (1,887)		¥ 324,872	$ 44,508
Balance (in shares) at Dec. 31, 2024 | shares	3,739,075	3,739,075